2. LOANS: Principal balances on non-accrual loans (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Nonaccrual	$ 31,205,660	$ 37,347,593
Live Check Consumer Loans
Financing Receivable, Nonaccrual	3,964,176	4,689,601
Premier Consumer Loans
Financing Receivable, Nonaccrual	2,069,315	2,587,373
Other Consumer Loans
Financing Receivable, Nonaccrual	20,181,097	26,509,178
Real Estate Loans
Financing Receivable, Nonaccrual	1,414,443	1,259,471
Sales Finance Contracts
Financing Receivable, Nonaccrual	$ 3,576,629	$ 2,301,970